Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	600,000,000	600,000,000
Common stock, shares issued (in shares)	8,437,733	6,310,090	5,436,637
Common stock, shares outstanding (in shares)	8,437,733	6,310,090	5,436,637